Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and restricted deposits	$ 1,531	$ 7,749
Prepaid expenses and deposits	20,478	10,458
Commission asset	8,959	4,000
Other	4,567	1,964
Other current assets	$ 35,535	$ 24,171